Document and Entity Information Document	Nov. 04, 2026
Cover [Abstract]
Written Communications	false
Soliciting Material	false
Entity Central Index Key	0000093556
Title of 12(b) Security	Common Stock
Entity Registrant Name	CT
Document Type	8-K
Entity File Number	1-5224
Entity Tax Identification Number	06-0548860
Entity Address, Address Line One	1000 STANLEY DRIVE
Entity Address, City or Town	NEW BRITAIN
Entity Address, Postal Zip Code	06053
Entity Address, State or Province	CT
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Stanley Black & Decker, Inc.
Trading Symbol	SWK
Security Exchange Name	NYSE
City Area Code	860
Local Phone Number	225-5111
Entity Emerging Growth Company	false
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false